The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS—99.2%
Air Freight & Logistics—0.4%
Hyundai Glovis Co. Ltd.	4,500	506,467

Auto Components—4.8%
Hankook Tire & Technology Co. Ltd.	63,800	1,557,260
Hyundai Mobis Co. Ltd.	30,000	3,960,106

		5,517,366

Automobiles—5.7%
Hyundai Motor Co. (Preference)	55,000	3,197,654
Kia Corp.	66,600	3,314,815

		6,512,469

Banks—5.9%
Hana Financial Group, Inc.	152,700	3,749,547
KakaoBank Corp.*	20,600	285,366
KB Financial Group, Inc.	90,900	2,745,047

		6,779,960

Biotechnology—1.5%
Hugel, Inc.*	24,906	1,761,225

Capital Markets—1.4%
Korea Investment Holdings Co. Ltd.	47,300	1,554,186

Chemicals—8.5%
Dongjin Semichem Co. Ltd.	36,522	665,442
LG Chem Ltd.	16,340	6,033,305
SK IE Technology Co. Ltd.*(a)	26,600	960,872
SKC Co. Ltd.	37,000	2,137,427

		9,797,046

Construction & Engineering—3.6%
DL E&C Co. Ltd.	56,300	1,334,698
DL Holdings Co. Ltd.	25,900	1,029,489
Samsung Engineering Co. Ltd.*	111,300	1,752,065

		4,116,252

Electronic Equipment, Instruments & Components—1.5%
Samsung Electro-Mechanics Co. Ltd.	23,000	1,774,552

Entertainment—2.1%
JYP Entertainment Corp.	13,500	548,468
NCSoft Corp.	7,750	1,853,771

		2,402,239

Food & Staples Retailing—1.1%
BGF retail Co. Ltd.	10,600	1,219,660

Food Products—1.2%
CJ CheilJedang Corp.	4,900	1,397,955

Health Care Equipment & Supplies—0.5%
Suheung Co. Ltd.	26,700	593,366

Hotels, Restaurants & Leisure—1.7%
Kangwon Land, Inc.*	120,250	1,963,263

Household Durables—2.2%
Coway Co. Ltd.	33,800	1,263,999
Zinus, Inc.	50,700	1,221,457

		2,485,456

Industrial Conglomerates—1.7%
SK, Inc.	15,000	1,991,583

Insurance—2.8%
Samsung Fire & Marine Insurance Co. Ltd.	18,300	2,340,541
Samsung Life Insurance Co. Ltd.	20,100	870,621

		3,211,162

Interactive Media & Services—6.5%
AfreecaTV Co. Ltd.	17,200	751,761
Kakao Corp.	49,500	1,947,798
NAVER Corp.	36,000	4,795,784

		7,495,343

IT Services—0.8%
Kakaopay Corp.*	27,700	936,311

Life Sciences Tools & Services—2.9%
Samsung Biologics Co. Ltd.*(a)	5,960	3,336,230

Marine—0.5%
Pan Ocean Co. Ltd.	184,289	574,349

Media—0.8%
Innocean Worldwide, Inc.	32,200	929,271

Metals & Mining—3.1%
Korea Zinc Co. Ltd.	1,810	748,373
POSCO Holdings, Inc.	19,600	2,859,007

		3,607,380

Oil, Gas & Consumable Fuels—2.5%
SK Innovation Co. Ltd.*	17,800	1,763,939
S-Oil Corp.	19,400	1,097,394

		2,861,333

Personal Products—1.5%
LG H&H Co. Ltd.	3,890	1,705,061

Pharmaceuticals—1.2%
Yuhan Corp.	37,900	1,429,278

Professional Services—0.8%
NICE Information Service Co. Ltd.	79,000	733,503
Wantedlab, Inc.*	18,493	198,989

		932,492

Semiconductors & Semiconductor Equipment—8.2%
ISC Co. Ltd.	37,200	825,332
SK Hynix, Inc.	149,500	8,551,433

		9,376,765

Specialty Retail—1.1%
K Car Co. Ltd.	128,100	1,212,291

Technology Hardware, Storage & Peripherals—22.0%
Samsung Electronics Co. Ltd.	690,400	25,350,972

Textiles, Apparel & Luxury Goods—0.4%
Hwaseung Enterprise Co. Ltd.	57,371	424,619

Wireless Telecommunication Services—0.3%
SK Telecom Co. Ltd.	11,300	398,931

TOTAL COMMON STOCKS (COST $135,506,354)		114,154,833

SHORT-TERM INVESTMENTS—0.3%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED—0.3%
Goldman Sachs Financial Square Government Fund 3.66%(c)(Cost $358,300)	358,300	358,300
Total Investments—99.5% (Cost $135,864,654)		114,513,133
Other Assets Less Liabilities—0.5%		527,650

Net Assets—100.0%		115,040,783

Percentages indicated are based on net assets.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $341,233.
(c)	The rate shown is the current yield as of September 30, 2022.
*	Non-income producing security.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2022 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$114,154,833	$—	$114,154,833
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	358,300	—	—	358,300

Total Investments in Securities	$358,300	$114,154,833	$—	$114,513,133